As filed with the Securities and Exchange Commission on November 12, 2013

Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 1,286	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 1,290	☒

MARKET VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

335 Madison Avenue, 19th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Joseph J. McBrien, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
Immediately upon filing pursuant to paragraph (b)
x	On November 15, 2013 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 1,181 to its Registration Statement until November 15, 2013. Parts A, B and C of Registrant’s Post-Effective Amendment No. 1,181 under the Securities Act of 1933 and No. 1,185 under the Investment Company Act of 1940, filed on July 24, 2013, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of November 2013.

MARKET VECTORS ETF TRUST

   By:    /s/ Jan F. van Eck*
                Name: Jan F. van Eck
                                               Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	November 12, 2013
David H. Chow
/s/ R. Alastair Short*	Trustee	November 12, 2013
R. Alastair Short
/s/ Peter J. Sidebottom*	Trustee	November 12, 2013
Peter J. Sidebottom
/s/ Richard D. Stamberger*	Trustee	November 12, 2013
Richard D. Stamberger
/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	November 12, 2013
Jan F. van Eck
/s/ John J. Crimmins*	Chief Financial Officer	November 12, 2013
John J. Crimmins

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney‑in‑Fact